INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw and packaging materials	$ 1,222	$ 1,279
Products in process	648	638
Finished products	2,140	2,268
Materials in transit and payments on account	164	186
Inventories	$ 4,174	$ 4,371